Income Taxes	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
Income Tax Provision
Loss before income taxes and the income tax (expense) benefit include the following (in thousands):

	Fiscal Year Ended March 31,
	2018	2019	2020
Domestic	$(64,391)	$(163,385)	$(245,177)
Foreign	12,616	23,474	26,644
Total	$(51,775)	$(139,911)	$(218,533)

The income tax provision includes the following (in thousands):

	Fiscal Year Ended March 31,
	2018	2019	2020
Income tax (benefit) expense
Federal	$(393)	$3,213	$198,307
State	1,198	575	47,992
Foreign	11,638	5,920	12,468
Total current tax position	12,443	9,708	258,767
Federal	(72,336)	(29,021)	(50,086)
State	(990)	(5,464)	(5,839)
Foreign	(114)	1,060	(3,351)
Total deferred tax provision	(73,440)	(33,425)	(59,276)
Total income tax (benefit) expense	$(60,997)	$(23,717)	$199,491

The Company’s income tax benefit of $61.0 million for the year ended March 31, 2018 differed from the amount computed on pre-tax income at the U.S. federal blended rate of 31.5% primarily due to the enactment of the Tax Cuts and Jobs Act (“TCJA”). The Company recognized a tax benefit of $50.0 million from revaluing U.S. net deferred tax liabilities to the reduced U.S. federal income tax rate of 21.0%. The Transition Tax had no impact on the Company’s income tax provision.
The Company’s income tax benefit of $23.7 million for the year ended March 31, 2019 differed from the amount computed on pre-tax loss at the U.S. federal income tax rate of 21.0% primarily because of non-deductible share-based compensation, the effects of which were partially offset by U.S. tax credits generated during the year. The Company evaluated the provisions of the TCJA and recorded a $1.8 million tax benefit to the financial statements for the year ended March 31, 2019 exclusively related to the foreign derived intangible income (“FDII”).
The Company’s income tax expense of $199.5 million for the year ended March 31, 2020 differed from the amount computed on pre-tax loss at the U.S. federal income tax rate of 21.0%, because of non-deductible share-based compensation and the effects of the reorganization transactions, which produced gain on the difference between the fair market value of the Compuware assets distributed and the adjusted tax basis in such assets, generating a tax liability that was only partially offset by the use of U.S. foreign tax credits that previously were subject to a valuation allowance. The Company evaluated the provisions of the Tax Cuts and Jobs Act (“TCJA”) and recorded a $3.9 million tax benefit to the financial statements for the year ended March 31, 2020 exclusively related to the FDII. Refer to the tax legislation section below for further discussion of these legislative matters.
The tax rate reconciliation is as follows (in thousands):

	Fiscal Year Ended March 31,
	2018	2019	2020
Income tax (benefit) at U.S. federal statutory income tax rate	$(16,309)	$(29,381)	$(45,892)
State and local tax expense	208	(4,890)	(3,100)
Foreign tax rate differential	3,619	2,051	3,521
Branch income	384	1,824	1,601
Non-deductible expenses	8,645	11,807	35,874
Tax credits	(6,173)	(13,233)	(35,354)
Sharing of consolidated tax attributes	(8,890)	—	—
Foreign derived intangibles deduction	—	(1,790)	(3,901)
Tax associated with reorganization	—	—	251,819
Changes in tax law	(50,033)	—	—
Changes in valuation allowance	5,133	6,087	(9,682)
Foreign withholding tax	2,701	3,086	4,231
Other adjustments	(282)	722	374
Total income tax (benefit) expense	$(60,997)	$(23,717)	$199,491

Deferred Tax Assets and Liabilities
Management assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. A significant piece of objective negative evidence evaluated was the jurisdictional cumulative loss incurred over the three year period ended March 31, 2020. Such objective evidence limits the ability to consider other subjective evidence such as the Company’s projections for future growth.
On the basis of this evaluation, a valuation allowance of $31.7 million and $22.0 million has been recorded as of March 31, 2019 and 2020, respectively. Only the portion of the deferred tax asset that is more likely than not to be realized has been recorded. It is reasonably possible a material adjustment in the amount of the deferred tax asset considered realizable will occur within one year if estimates of future taxable income during the carryforward period are reduced or increased, if objective negative evidence in the form of cumulative losses is no longer present, or if additional weight is given to subjective evidence such as the Company’s projections for growth.
Temporary differences and carryforwards that give rise to a significant portion of deferred tax assets and liabilities are as follows (in thousands):

	March 31,
	2019	2020
Deferred revenue	$4,752	$27,681
Capitalized research and development costs	—	11,140
Accrued expenses	5,983	6,625
Share-based compensation	4,776	16,660
Fixed assets	447	279
Net operating loss carryforwards	4,470	4,046
Other tax carryforwards, primarily foreign tax credits	32,630	14,603

Other	1,183	2,823
Total deferred tax assets before valuation allowance	54,241	83,857
Less: valuation allowance	(31,678)	(21,996)
Net deferred tax assets	22,563	61,861
Intangible assets	51,531	40,270
Capitalized research and development costs	822	—
State taxes	6,090	251
Other	1,040	880
Total deferred tax liabilities	59,483	41,401
Net deferred tax (liabilities) assets	$(36,920)	$20,460
Long-term deferred tax assets	10,678	20,460
Long-term deferred tax liabilities	(47,598)	—
Net deferred tax (liabilities) assets	$(36,920)	$20,460
At March 31, 2019 and 2020, the Company had net operating losses (tax-effected) and tax credit carryforwards for income tax purposes before valuation allowance of, $37.1 million and $18.6 million, respectively, that expire in the tax years as follows (in thousands):

	Fiscal Year Ended March 31,		Expiration
	2019	2020
Non-U.S. net operating losses	$4,301	$3,726	Indefinite
Non-U.S. net operating losses	169	159	2021 - 2026
U.S. federal and state tax carryforwards	2,657	161	Indefinite
U.S. federal and state tax carryforwards, primarily foreign tax credits	29,973	14,603	2026 - 2027
Total carryforwards	$37,100	$18,649

Uncertain Tax Positions
The amount of gross unrecognized tax benefits was $9.7 million and $17.4 million as of March 31, 2019 and 2020, respectively, all of which would favorably affect the Company’s effective tax rate if recognized in future periods.
The following is a tabular reconciliation of the total amounts of unrecognized tax benefits for the years ended March 31, 2018, 2019, and 2020 (in thousands):

	Fiscal Year Ended March 31,
	2018	2019	2020
Gross unrecognized tax benefit, beginning of year	$8,770	$9,143	$9,653
Gross increases to tax positions for prior periods	257	20	438
Gross decreases to tax positions for prior periods	(482)	(70)	(6,210)
Gross increases to tax positions for current period	598	560	13,543
Gross unrecognized tax benefit, end of year	$9,143	$9,653	$17,424

As of March 31, 2019 and 2020, the net interest and penalties payable associated with its uncertain tax positions was $0.1 million and $0.2 million, respectively. During the years ended March 31, 2018 and 2019, the Company recognized an immaterial amount of net interest expense. During the year ended March 31, 2020, the Company recognized expense related to interest and penalties of $0.1 million.